AMOUNTS RECEIVABLE AND OTHER ASSETS	12 Months Ended
Mar. 31, 2026
AMOUNTS RECEIVABLE AND OTHER ASSETS
AMOUNTS RECEIVABLE AND OTHER ASSETS	6. AMOUNTS RECEIVABLE AND OTHER ASSETS
	March 31, 2026	March 31, 2025
	($)	($)
Sales tax refundable	–	65,444
Prepaid	110,319	44,531
	110,319	109,975